Financial Instruments and Financial Risk Management (Details Textual) - ILS (₪)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Financial Instruments and Financial Risk Management (Textual)
Description of functional currency	The Company's Functional Currency had depreciated by 5% against the U.S. dollar.
Other variables had remained constant	₪ 0	₪ 126,000